Equipment	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 5 - Equipment

Equipment consists of the following:

	December 31, 2012
		Accumulated
	Cost	Depreciation	Net
Computer	$1,066	$1,066	$-

	December 31, 2011
		Accumulated
	Cost	Depreciation	Net
Computer	$1,066	$710	$356

During the years ended December 31, 2012 and 2011, depreciation expenses charged to operations was $356 and $355, respectively